UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21381

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
           ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
           ------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141

                         Date of fiscal year end: MAY 31

                   Date of reporting period: NOVEMBER 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    FIRST TRUST VALUE LINE (R) DIVIDEND FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
                 FIRST TRUST VALUE LINE(R) DIVIDEND FUND (FVD)
                               NOVEMBER 30, 2006

Shareholder Letter..................................................     1
Portfolio Components................................................     2
Portfolio of Investments............................................     3
Statement of Assets and Liabilities.................................     9
Statement of Operations.............................................    10
Statements of Changes in Net Assets.................................    11
Financial Highlights................................................    12
Notes to Financial Statements.......................................    13
Additional Information..............................................    17
        Dividend Reinvestment Plan
        Proxy Voting Policies and Procedures
        Portfolio Holdings
        By-Law Amendments
        Submission of Matters to a Vote of Shareholders


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Value Line(R) Dividend Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                 FIRST TRUST VALUE LINE(R) DIVIDEND FUND (FVD)
                               NOVEMBER 30, 2006


Dear Shareholders:

We are pleased to provide you with this final shareholder report for First Trust Value Line(R) Dividend Fund (the "Fund"). In accordance with the terms of the Agreement and Plan of Reorganization (the "Plan") adopted by the Fund's Board of Trustees on July 26, 2006 and approved by the Fund's shareholders on December 11, 2006, the Fund has been reorganized with and into First Trust Value Line(R) Dividend Index Fund ("FVDIF"), an exchange-traded fund. Pursuant to the Plan, the shares of the Fund ceased trading on the American Stock Exchange ("AMEX") on Friday, December 15, 2006, and FVDIF began trading on the AMEX on Monday, December 18, 2006 under the ticker symbol "FVD," the same ticker symbol previously used by the Fund. The assets of the Fund were transferred to, and the liabilities of the Fund were assumed by, FVDIF in exchange for shares of FVDIF on a one share for one share basis. FVDIF shares have been distributed to Fund shareholders, on a tax-free basis for federal income tax purposes, and the Fund has been terminated.

We appreciate your investment in the Fund and look forward to continuing to provide products to meet your investment needs.



/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust Value Line(R) Dividend Fund
January 17, 2007

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2006 (UNAUDITED)



                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Commercial Banks                                                 15.9%
Real Estate Investment Trusts (REITs)                            10.4%
Multi-Utilities                                                   8.9%
Food Products                                                     7.3%
Electric Utilities                                                6.8%
Gas Utilities                                                     5.2%
Insurance                                                         5.1%
Oil, Gas & Consumable Fuels                                       4.3%
Pharmaceuticals                                                   4.2%
Thrifts & Mortgage Finance                                        2.6%
Diversified Telecommunications Services                           2.1%
Media                                                             2.1%
Household Products                                                2.1%
Commercial Services & Supplies                                    2.1%
Chemicals                                                           2%
Beverages                                                         1.6%
Household Durables                                                1.6%
Machinery                                                         1.6%
Electrical Equipment                                              1.6%
Food & Staples Retailing                                            1%
Containers & Packaging                                              1%
Industrial Congolmerates                                            1%
Health Care Equipment and Supplies                                  1%
Diversified Financial Services                                      1%
Personal Products                                                   1%
Textiles, Apparel & Luxury Goods                                  0.5%
Independent Power Producers & Energy Traders                      0.5%
Auto Components                                                   0.5%
Specialty Retailing                                               0.5%
Tobacco                                                           0.5%
Hotels, Restaurants & Leisure                                     0.5%
Consumer Finance                                                  0.5%
Leisure Equipment & Products                                      0.5%
Distributors                                                      0.5%
Computers & Periphials                                            0.5%
Air Freight & Logistics                                           0.5%
IT Services                                                       0.5%
Capital Markets                                                   0.5%


    + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 2                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)


                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                               --------
COMMON STOCKS - 99.5%

         AIR FREIGHT & LOGISTICS - 0.5%
 38,013  United Parcel Service, Inc., Class B................ $      2,961,973
                                                              ------------------
         AUTO COMPONENTS - 0.5%
 39,674  Magna International, Inc............................        3,049,344
                                                              ------------------

         BEVERAGES - 1.6%
 64,757  Anheuser-Busch Companies, Inc.......................        3,076,605
 63,873  Coca-Cola (The) Company.............................        2,991,172
 48,074  PepsiCo, Inc........................................        2,979,146
                                                              ------------------
                                                                     9,046,923
                                                              ------------------

         CAPITAL MARKETS - 0.5%
 88,119  Federated Investors, Inc., Class B..................        2,923,788
                                                              ------------------
         CHEMICALS - 2.0%
 42,003  Air Products & Chemicals, Inc.......................        2,904,087
 61,882  E. I. du Pont de Nemours and Company................        2,904,122
 62,855  International Flavors & Fragrances, Inc.............        2,961,099
 46,142  PPG Industries, Inc.................................        2,966,931
                                                              ------------------
                                                                    11,736,239
                                                              ------------------

         COMMERCIAL BANKS - 15.8%
 89,301  Associated Banc-Corp................................        2,968,365
 56,857  Bank of Hawaii Corp.................................        2,935,527
 47,308  Bank of Montreal....................................        2,834,695
 64,715  Bank of Nova Scotia.................................        2,943,238
 69,422  BB&T Corp...........................................        2,985,840
 36,628  Canadian Imperial Bank of Commerce..................        2,885,920
 44,021  City National Corp..................................        2,985,504
 51,212  Comerica, Inc.......................................        2,983,099
 61,675  Commerce Bancshares, Inc............................        2,996,776
 52,212  Compass Bancshares, Inc.............................        2,983,394
 54,018  Cullen/Frost Bankers, Inc...........................        2,943,981
 75,055  Fifth Third Bancorp.................................        2,959,419
 74,347  First Horizon National Corp.........................        2,963,471
 79,179  First Midwest Bancorp, Inc..........................        2,949,418
121,679  Huntington Bancshares, Inc..........................        2,958,016
 24,927  M&T Bank Corp.......................................        2,957,339
 64,492  Marshall & Ilsley Corp..............................        2,953,089
 66,510  Mercantile Bankshares Corp..........................        3,033,521
 82,266  National City Corp..................................        2,969,803
156,253  Old National Bancorp................................        2,934,431
 43,060  PNC Financial Services Group, Inc...................        3,043,911
168,557  Popular, Inc........................................        2,983,459
 81,461  Regions Financial Corp..............................        2,985,546
 62,332  Royal Bank of Canada................................        2,910,281
 36,086  SunTrust Banks, Inc.................................        2,946,422
100,704  Synovus Financial Corp..............................        3,023,134
 50,007  Toronto Dominion Bank...............................        2,930,910
 55,192  Wachovia Corp.......................................        2,990,854
 84,255  Wells Fargo & Company...............................        2,969,146
 71,051  Wilmington Trust Corp...............................        2,952,880
 37,840  Zions Bancorporation................................        2,960,602
                                                              ------------------
                                                                    91,821,991
                                                              ------------------


                       See Notes to Financial Statements.                 Page 3

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                               --------
COMMON STOCKS - CONTINUED

         COMMERCIAL SERVICES & SUPPLIES - 2.0%
 44,112  Avery Dennison Corp................................. $      2,976,237
 64,078  Pitney Bowes, Inc...................................        2,953,355
 85,165  R.R. Donnelley & Sons Company.......................        3,003,770
 79,473  Waste Management, Inc...............................        2,909,507
                                                              ------------------
                                                                    11,842,869
                                                              ------------------

         COMPUTERS & PERIPHERALS - 0.5%
 64,715  Diebold, Inc........................................        2,976,890
                                                              ------------------

         CONSUMER FINANCE - 0.5%
 65,151  SLM Corp............................................        2,986,522
                                                              ------------------

         CONTAINERS & PACKAGING - 1.0%
 88,145  Bemis Company.......................................        3,008,389
 80,737  Sonoco Products Company.............................        2,986,462
                                                              ------------------
                                                                     5,994,851
                                                              ------------------

         DISTRIBUTORS - 0.5%
 63,495  Genuine Parts Company...............................        2,977,280
                                                              ------------------

         DIVERSIFIED FINANCIAL SERVICES - 1.0%
 54,929  Bank of America Corp................................        2,957,927
 59,570  Citigroup, Inc......................................        2,954,076
                                                              ------------------
                                                                     5,912,003
                                                              ------------------

         DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
 91,734  AT&T, Inc...........................................        3,110,700
 70,202  BellSouth Corp......................................        3,130,307
125,186  Telecom Corp. of New Zealand Ltd.,
            Sponsored ADR....................................        3,107,117
 86,243  Verizon Communications, Inc.........................        3,013,330
                                                              ------------------
                                                                    12,361,454
                                                              ------------------
         ELECTRIC UTILITIES - 6.8%
 65,080  ALLETE, Inc.........................................        3,034,680
 33,557  Entergy Corp........................................        3,064,425
 50,242  Exelon Corp.........................................        3,051,197
 50,821  FirstEnergy Corp....................................        3,041,129
 56,750  FPL Group, Inc......................................        3,024,775
 93,246  Great Plains Energy, Inc............................        2,947,506
111,618  Hawaiian Electric Industries, Inc...................        3,020,383
 62,514  Pinnacle West Capital Corp..........................        3,084,441
107,800  Portland General Electric Company...................        2,995,762
 85,383  PPL Corp............................................        3,103,672
 62,776  Progress Energy, Inc................................        2,998,810
 82,926  Southern (The) Company..............................        3,006,068
112,709  Westar Energy, Inc..................................        2,996,932
                                                              ------------------
                                                                    39,369,780
                                                              ------------------

         ELECTRICAL EQUIPMENT - 1.5%
 84,089  Baldor Electric Company.............................        2,921,252
 33,674  Emerson Electric Company............................        2,919,536
 59,111  Hubbell, Inc., Class B..............................        3,100,372
                                                              ------------------
                                                                     8,941,160
                                                              ------------------

Page 4                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                               --------

COMMON STOCKS - CONTINUED

         FOOD & STAPLES RETAILING - 1.0%
 84,326  Sysco Corp.......................................... $      3,023,087
 73,980  Weis Markets, Inc...................................        2,990,272
                                                              ------------------
                                                                     6,013,359
                                                              ------------------

         FOOD PRODUCTS - 7.3%
 71,783  Cadbury Schweppes PLC, Sponsored ADR................        2,979,712
 79,918  Campbell Soup Company...............................        3,042,478
119,782  ConAgra Foods, Inc..................................        3,078,397
 52,903  General Mills, Inc..................................        2,959,923
 67,560  H.J. Heinz Company..................................        3,003,042
 56,429  Hershey (The) Company...............................        2,989,044
 59,819  Kellogg Company.....................................        2,977,790
 85,189  Kraft Foods, Inc., Class A..........................        2,985,874
 70,318  Lancaster Colony Corp...............................        3,005,391
 77,621  McCormick & Company, Inc............................        3,005,485
182,296  Sara Lee Corp.......................................        3,022,468
 63,147  Smucker, J.M. (The) Company.........................        3,036,108
112,245  Unilever PLC, Sponsored ADR.........................        3,022,758
 57,534  Wm. Wrigley  Jr. Company............................        3,017,083
                                                              ------------------
                                                                    42,125,553
                                                              ------------------

         GAS UTILITIES - 5.2%
 79,410  AGL Resources, Inc..................................        3,050,138
 91,931  Atmos Energy Corp...................................        3,012,579
 69,197  Equitable Resources, Inc............................        3,001,766
 80,715  National Fuel Gas Company...........................        3,059,098
 57,656  New Jersey Resources Corp...........................        2,983,698
 74,237  Northwest Natural Gas Company.......................        3,061,534
 69,038  Peoples Energy Corp.................................        2,995,559
107,998  Piedmont Natural Gas Company, Inc...................        3,009,904
108,624  UGI Corp............................................        3,061,024
 90,079  WGL Holdings, Inc...................................        2,977,111
                                                              ------------------
                                                                    30,212,411
                                                              ------------------

         HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
 86,020  Arrow International Inc.............................        3,005,539
 50,960  Hillenbrand Industries, Inc.........................        2,948,546
                                                              ------------------
                                                                     5,954,085
                                                              ------------------

         HOTELS RESTAURANTS & LEISURE - 0.5%
 71,560  McDonald's Corporation..............................        3,003,373
                                                              ------------------

         HOUSEHOLD DURABLES - 1.6%
 37,054  Fortune Brands, Inc.................................        2,997,669
125,500  Leggett & Platt, Inc................................        2,984,390
 62,776  Snap-On, Inc........................................        2,981,860
                                                              ------------------
                                                                     8,963,919
                                                              ------------------

         HOUSEHOLD PRODUCTS - 2.1%
 46,464  Clorox (The) Company................................        2,973,696
 45,429  Colgate-Palmolive Company...........................        2,955,156
 45,210  Kimberly-Clark Corp.................................        3,005,109
 47,174  Procter & Gamble (The) Company......................        2,962,055
                                                              ------------------
                                                                    11,896,016
                                                              ------------------

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                               --------
COMMON STOCKS - CONTINUED

         INDEPENDENT POWER PRODUCERS &
           ENERGY TRADERS - 0.5%
 44,744  Constellation Energy Group, Inc..................... $      3,069,886
                                                              ------------------

         INDUSTRIAL CONGLOMERATES - 1.0%
 36,931  3M Company..........................................        3,008,399
 83,971  General Electric Company............................        2,962,497
                                                              ------------------
                                                                     5,970,896
                                                              ------------------

         INSURANCE - 5.1%
 46,171  Allstate (The) Corp.................................        2,930,935
100,805  Arthur J. Gallagher & Company.......................        2,952,578
 57,633  Chubb (The) Corp....................................        2,983,084
 66,495  Cincinnati Financial Corp...........................        2,944,399
 46,349  Lincoln National Corp...............................        2,947,333
 88,877  Manulife Financial Corp.............................        2,943,606
 44,724  MBIA Inc............................................        3,115,027
 54,253  Mercury General Corp................................        2,899,823
130,245  Old Republic International Corp.....................        2,937,025
 63,173  Protective Life Corp................................        2,983,029
                                                              ------------------
                                                                    29,636,839
                                                              ------------------

         IT SERVICES - 0.5%
 60,691  Automatic Data Processing, Inc......................        2,927,127
                                                              ------------------

         LEISURE EQUIPMENT & PRODUCTS - 0.5%
 66,231  Polaris Industries, Inc.............................        2,981,720
                                                              ------------------

         MACHINERY - 1.5%
 47,669  Caterpillar, Inc....................................        2,956,908
 39,165  Eaton Corp..........................................        3,018,838
 76,394  Ingersoll-Rand Company Ltd., Class A................        2,980,130
                                                              ------------------
                                                                     8,955,876
                                                              ------------------

         MEDIA - 2.1%
 50,208  Gannett Co., Inc....................................        2,988,380
      1  Idearc, Inc. *......................................               18
106,000  Lee Enterprises, Inc................................        3,063,400
123,534  New York Times (The) Company........................        2,982,111
 93,713  Tribune Company.....................................        2,980,073
                                                              ------------------
                                                                    12,013,982
                                                              ------------------

         MULTI-UTILITIES - 8.8%
 55,674  Ameren Corp.........................................        3,045,924
 62,632  Consolidated Edison, Inc............................        3,020,115
 36,999  Dominion Resources, Inc.............................        2,987,299
 95,657  Duke Energy Corp....................................        3,034,240
122,725  Energy East Corp....................................        2,998,172
 73,400  KeySpan Corp........................................        3,011,602
115,936  MDU Resources Group, Inc............................        3,053,754
 85,505  NSTAR...............................................        3,008,066
 75,776  OGE Energy Corp.....................................        2,971,935
 65,896  PG & E Corp.........................................        3,026,603
 98,293  PNM Resources, Inc..................................        3,017,595
 71,938  SCANA Corp..........................................        2,968,162
 54,980  Sempra Energy.......................................        2,996,410
106,237  Vectren Corp........................................        3,033,066

Page 6                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                               --------
COMMON STOCKS - CONTINUED

         MULTI-UTILITIES - CONTINUED
 64,492  Wisconsin Energy Corp............................... $      3,016,936
 56,922  WPS Resources Corp..................................        2,976,451
132,082  Xcel Energy, Inc....................................        3,032,603
                                                              ------------------
                                                                    51,198,933
                                                              ------------------

         OIL, GAS & CONSUMABLE FUELS - 4.3%
 45,067  BP PLC, Sponsored ADR...............................        3,068,161
 43,535  Chevron Corp........................................        3,148,451
 46,616  ConocoPhillips......................................        3,137,257
 32,829  Marathon Oil Corp...................................        3,098,401
 62,514  Occidental Petroleum Corp...........................        3,146,955
 42,685  Royal Dutch Shell PLC, Class A, ADR.................        3,031,916
 42,480  Total SA, Sponsored ADR.............................        3,035,621
 87,630  TransCanada Corp....................................        2,979,420
                                                              ------------------
                                                                    24,646,182
                                                              ------------------

         PERSONAL PRODUCTS - 1.0%
144,710  Alberto-Culver Company..............................        2,904,330
 90,052  Avon Products, Inc..................................        2,939,297
                                                              ------------------
                                                                     5,843,627
                                                              ------------------

         PHARMACEUTICALS - 4.2%
 63,833  Abbott Laboratories.................................        2,978,448
122,474  Bristol-Myers Squibb Company........................        3,041,029
 58,024  GlaxoSmithKline PLC, ADR............................        3,082,815
 45,512  Johnson & Johnson...................................        2,999,696
 55,602  Lilly (Eli) & Company...............................        2,979,711
111,452  Pfizer, Inc.........................................        3,063,815
 69,454  Sanofi-Aventis, ADR.................................        3,056,671
 62,371  Wyeth...............................................        3,011,272
                                                              ------------------
                                                                    24,213,457
                                                              ------------------

         REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.4%
 49,610  Archstone-Smith Trust...............................        2,975,608
 22,486  AvalonBay Communities, Inc..........................        2,992,437
 47,181  BRE Properties, Inc., Class A.......................        3,049,780
 68,190  Duke Realty Corp....................................        2,967,629
 61,162  Equity Office Properties Trust......................        2,948,008
 55,892  Equity Residential..................................        2,976,808
 35,475  Federal Realty Investment Trust.....................        3,021,761
 85,774  Health Care Property Investors, Inc.................        3,111,023
 64,645  Kimco Realty Corp...................................        2,998,235
 59,700  Liberty Property Trust..............................        3,057,237
 54,719  Mack-Cali Realty Corp...............................        2,989,846
106,388  New Plan Excel Realty Trust.........................        3,030,994
 73,816  Pennsylvania Real Estate Investment Trust...........        2,915,732
 81,794  Plum Creek Timber Company, Inc......................        3,047,644
 46,135  Prologis............................................        3,006,618
 31,160  Public Storage, Inc.................................        3,000,085
 29,405  Simon Property Group, Inc...........................        2,998,722
 90,844  United Dominion Realty Trust, Inc...................        3,050,542
 69,973  Washington Real Estate Investment Trust.............        2,999,743
 62,658  Weingarten Realty Investors.........................        2,990,040
                                                              ------------------
                                                                    60,128,492
                                                              ------------------

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                               --------
COMMON STOCKS - CONTINUED

         SPECIALTY RETAIL - 0.5%
 79,452  Home Depot (The), Inc............................... $      3,016,792
                                                              ------------------

         TEXTILES, APPAREL & LUXURY GOODS - 0.5%
 39,237  VF Corp.............................................        3,075,788
                                                              ------------------

         THRIFTS & MORTGAGE FINANCE - 2.6%
100,266  Astoria Financial Corp..............................        2,997,953
 79,159  Capitol Federal Financial...........................        2,951,048
 44,544  Freddie Mac.........................................        2,991,575
128,956  Washington Federal, Inc.............................        2,996,937
 69,729  Washington Mutual, Inc..............................        3,045,763
                                                              ------------------
                                                                    14,983,276
                                                              ------------------

         TOBACCO - 0.5%
 64,575  Universal Corp......................................        3,007,258
                                                              ------------------

         TOTAL COMMON STOCKS.................................      578,741,914
         (Cost $493,640,060)                                  ------------------

         TOTAL INVESTMENTS - 99.5%...........................      578,741,914
         (Cost $493,640,060)**

         NET OTHER ASSETS & LIABILITIES - 0.5%...............        2,892,982
                                                              ------------------
         NET ASSETS - 100.0%................................. $    581,634,896
                                                              ==================


--------------------------------------------------------------------------------
      *  Non-income producing security.
     ** Aggregate cost for federal income tax and financial reporting purposes. ADR American Depository Receipt









Page 8                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (UNAUDITED)


ASSETS:
Investments, at value
  Cost ($493,640,060)........................................ $    578,741,914
Cash.........................................................        3,605,009
Prepaid expenses.............................................           33,313
Receivables:
     Interest................................................           11,259
     Dividends...............................................        1,932,565
                                                              ------------------
     Total Assets............................................      584,324,060
                                                              ------------------

LIABILITIES:
Payables:
     Investment securities purchased.........................        2,015,573
     Investment advisory fees................................          306,490
     Printing fees...........................................           99,510
     License fees............................................           95,889
     Audit and legal fees....................................           92,959
     Administrative fees.....................................           41,001
Accrued expenses.............................................           37,742
                                                              ------------------
     Total Liabilities.......................................        2,689,164
                                                              ------------------
NET ASSETS................................................... $    581,634,896
                                                              ==================

NET ASSETS CONSIST OF:
Accumulated net realized gain on investments sold............ $     37,742,734
Net unrealized appreciation of investments...................       85,101,854
Par value....................................................          320,880
Paid-in capital..............................................      458,469,428
                                                              ------------------
     Total Net Assets........................................ $    581,634,896
                                                              ==================
NET ASSET VALUE, per Common Share
(par value $0.01 per Common Share)........................... $          18.13
                                                              ==================
Number of Common Shares outstanding (unlimited
number of Common Shares has been authorized).................       32,088,000
                                                              ==================







                       See Notes to Financial Statements.                 Page 9

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)


INVESTMENT INCOME:
Dividends.................................................... $      9,123,096
                                                              ------------------
     Total investment income.................................        9,123,096
                                                              ------------------
EXPENSES:
Investment advisory fees.....................................        1,793,927
License fees.................................................          282,002
Administration fees..........................................          240,837
Audit and legal fees.........................................           93,239
Trustees' fees and expenses..................................           26,164
Printing fees................................................           46,753
Transfer agent fees..........................................           20,447
Custodian fees...............................................           49,758
Other........................................................           69,254
                                                              ------------------
     Total expenseS..........................................        2,622,381
                                                              ------------------
NET INVESTMENT INCOME........................................        6,500,715
                                                              ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments during the period...........       22,218,346
Net change in unrealized appreciation of
  investments during the period..............................       38,951,115
                                                              ------------------
Net realized and unrealized gain on investments..............       61,169,461
                                                              ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......... $     67,670,176
                                                              ==================


Page 10                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS
                                                                       ENDED               YEAR
                                                                    11/30/2006             ENDED
                                                                    (UNAUDITED)          5/31/2006
                                                                  --------------      ---------------
OPERATIONS:
Net investment income............................................ $  6,500,715        $   13,902,862
Net realized gain on investments during the period...............   22,218,346            48,450,270
Net change in unrealized appreciation of investments
  during the period..............................................   38,951,115           (16,192,745)
                                                                  --------------      ---------------
Net increase in net assets resulting from operations.............   67,670,176            46,160,387

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................   (7,955,602)          (13,527,000)
Net realized gains...............................................   (9,651,069)          (55,080,000)
                                                                  --------------      ---------------
Total distributions to shareholders..............................  (17,606,671)          (68,607,000)

CAPITAL TRANSACTIONS:
Cost of shares purchased (Note 4)................................   (4,686,987)                   --
                                                                  --------------      ---------------
Total capital transactions.......................................   (4,686,987)                   --
                                                                  --------------      ---------------
Net increase (decrease) in net assets............................   45,376,518           (22,446,613)

NET ASSETS:
Beginning of period..............................................  536,258,378           558,704,991
                                                                  --------------      ---------------
End of period.................................................... $581,634,896        $  536,258,378
                                                                  ============        ===============
Undistributed net investment income at end of period............. $         --        $    1,454,887
                                                                  ============        ===============


                       See Notes to Financial Statements.                Page 11

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                    SIX MONTHS
                                                                       ENDED          YEAR          YEAR          PERIOD
                                                                    11/30/2006        ENDED         ENDED          ENDED
                                                                    (UNAUDITED)     5/31/2006     5/31/2005      5/31/2004*
                                                                    ----------      ---------     ---------      ----------
Net asset value, beginning of period..........................      $    16.55      $   17.24     $   16.13      $   14.33 (c)
                                                                    ----------      ---------     ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................................            0.21           0.43          0.41           0.27
Net realized and unrealized gain on investments...............            1.92           1.00          1.99           1.86
                                                                    ----------      ---------     ---------      ---------
Total from investment operations..............................            2.13           1.43          2.40           2.13
                                                                    ----------      ---------     ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................           (0.25)         (0.42)        (0.37)         (0.20)
Net realized gains............................................           (0.30)         (1.70)        (0.92)         (0.11)
                                                                    ----------      ---------     ---------      ---------
Total from distributions......................................           (0.55)         (2.12)        (1.29)         (0.31)
                                                                    ----------      ---------     ---------      ---------
Common Shares offering costs charged to paid-in capital.......           --             --            (0.00)#        (0.02)
                                                                    ----------      ---------     ---------      ---------
Net asset value, end of period................................      $    18.13      $   16.55     $   17.24      $   16.13
                                                                    ==========      =========     =========      =========
Market value, end of period...................................      $    17.90      $   14.26     $   14.64      $   13.76
                                                                    ==========      =========     =========      =========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+....................           13.31%         10.26%        16.05%         15.09%
                                                                    ==========      =========     =========      =========
TOTAL RETURN BASED ON MARKET VALUE (B)+.......................           29.84%         11.87%        15.52%         (6.20)%
                                                                    ==========      =========     =========      =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................      $  581,635      $ 536,258     $ 558,705      $ 522,731
Ratio of total expenses to average net assets.................            0.95%**        0.93%         0.93%          0.93%**
Ratio of net investment income to average net assets..........            2.36%**        2.51%         2.45%          2.29%**
Portfolio turnover rate.......................................              27%            58%           57%            46%
--------------------------------------------------

*      The Fund commenced operations on August 19, 2003.
**     Annualized.
#      Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
(c)    Net of sales load of $0.675 per Common Share on initial offering.
+      Total return is not annualized for periods less than one year.


Page 12                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2006 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Value Line(R) Dividend Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on June 11, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FVD on the American Stock Exchange.

The Fund's investment objective is to provide total return through a combination of current income and capital appreciation. The Fund seeks to accomplish its objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. Such common stocks will be selected through the application of a disciplined investment strategy implemented by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2006 (UNAUDITED)



C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

On June 26, 2006, the Fund announced the adoption of a policy to make regular monthly distributions of $0.08786 per share. The Fund declared the first distribution under the new policy, which was payable on July 17, 2006 to shareholders of record on July 6, 2006.

Prior to June 26, 2006, dividends from net investment income of the Fund were declared and paid quarterly or as the Board of Trustees determined from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal years ended May 31, 2006 and May 31, 2005 is as follows:

                                                2006              2005
                                                ----              ----

Distributions paid from:
Ordinary Income .........................  $  23,895,000    $   38,151,000
Long-Term Capital Gains .................     44,712,000         3,564,000

As of May 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income ...........  $   7,861,425
Undistributed Long-Term Capital Gains ...  $  20,595,332
Net Unrealized Appreciation .............  $  44,324,326

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

E. EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) SafetyTM Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to .10% of the Fund's gross daily assets. This license fee is paid by the Fund to First Trust, which in turn, pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it will be automatically renewed for successive one-year terms unless either party elects not to renew the agreement.

F. NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements which has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2006 (UNAUDITED)



          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment adviser to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                4.CAPITAL STOCK TRANSACTIONS - SHARE REPURCHASES

On June 26, 2006, the Fund announced that it had adopted an open-market share repurchase program. The Fund management was given the discretion to purchase up to 4,860,000 shares in open-market transactions. This limit represented approximately 15% of the shares outstanding. Repurchases of FVD Common Stock during the following periods are shown below:

                               SIX MONTHS ENDED             12 MONTHS ENDED
                                  11/30/06                      5/31/06
                              SHARES     AMOUNT             SHARES     AMOUNT
                              ------     ------             ------     ------

Shares purchased
(Weighted average
discount of 9.3%) ..........  312,000   $4,686,987             --         --

                      5.PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2006, were $148,844,250 and $161,878,845, respectively.

As of November 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,507,515 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,405,661.

                              6. SUBSEQUENT EVENTS

On November 20, 2006, the Fund declared a dividend of $0.8786 per share, which represents a dividend from net investment income to Common Shareholders of record December 8, 2006, payable December 13, 2006.

On December 5, 2006, the Fund declared a long-term capital gains distribution of $1.49 per share, to Common Shareholders of record December 8, 2006, payable December 13, 2006.

In accordance with the terms of the Agreement and Plan of Reorganization (the "Plan") adopted by the Fund's Board of Trustees on July 26, 2006 and approved by the Fund's shareholders on December 11, 2006, the Fund has been reorganized with and into First Trust Value Line(R) Dividend Index Fund ("FVDIF"), an exchange-traded fund. Pursuant to the Plan, the shares of the Fund ceased trading on the American Stock Exchange ("AMEX") on Friday, December 15, 2006, and FVDIF began trading on the AMEX on Monday, December

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2006 (UNAUDITED)

                        6. SUBSEQUENT EVENTS (CONTINUED)

18, 2006 under the ticker symbol "FVD," the same ticker symbol previously used by the Fund. The assets of the Fund were transferred to, and the liabilities of the Fund were assumed by, FVDIF in exchange for shares of FVDIF on a one share for one share basis. FVDIF shares have been distributed to Fund shareholders, on a tax-free basis for federal income tax purposes, and the Fund has been terminated.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2006 (UNAUDITED)



                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

           (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

           (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at ; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2006 (UNAUDITED)



                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.


                                BY-LAW AMENDMENTS

On  December  12,  2005 and  again on June 12,  2006,  the  Board of
Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund. The changes were not required to be, and were not, approved by the Fund's Shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.


                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

A Special Meeting of Shareholders of First Trust Value Line(R) Dividend Fund was held on December 11, 2006. At the Special Meeting, Shareholders were asked to vote on the reorganization of First Trust Value Line(R) Dividend Fund into First Trust Value Line(R) Dividend Index Fund, an exchange-traded fund and a newly-created series of First Trust Exchange-Traded Fund. The number of votes cast for the reorganization was 18,286,073, the number of votes cast against the reorganization was 402,052 and the number of abstentions was 13,399,874.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.


ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES*



                                                           (C) TOTAL NUMBER OF SHARES                 (D) MAXIMUM NUMBER (OR
                (A) TOTAL NUMBER     (A) AVERAGE PRICE    (OR UNITS) PURCHASED AS PART        APPROXIMATE DOLLAR VALUE) OF SHARES
                 OF SHARES (OR           PAID PER          OF PUBLICLY ANNOUNCED PLANS       (OR UNITS) THAT MAY YET BE PURCHASED
  PERIOD         UNITS) PURCHASED     SHARE (OR UNIT)            OR PROGRAMS                     UNDER THE PLANS OR PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------
June 1, 2006                NA               NA                      NA                                 NA
through June 30,
2006
-----------------------------------------------------------------------------------------------------------------------------
July 1, 2006             312,000           $15.02                 312,000                               0
through July 31,
2006

-----------------------------------------------------------------------------------------------------------------------------
August 1, 2006              NA               NA                      NA                                 NA
through August 31,
2006
-----------------------------------------------------------------------------------------------------------------------------
September 1, 2006           NA               NA                      NA                                 NA
through September
31, 2006
-----------------------------------------------------------------------------------------------------------------------------
October 1, 2006             NA               NA                      NA                                 NA
through October
31, 2006
-----------------------------------------------------------------------------------------------------------------------------
November 1, 2006            NA               NA                      NA                                 NA
through November
30, 2006
-----------------------------------------------------------------------------------------------------------------------------
Total                    312,000           $15.02                 312,000                               0
-----------------------------------------------------------------------------------------------------------------------------

* All shares were repurchased through a publicly announced repurchase program, announced on June 26, 2006. 4,860,000 shares were approved for repurchase, and there was no expiration date of the repurchase program. The repurchase program expired when the Registrant reorganized into an exchange-traded fund on December 15, 2006.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

      (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND

By (Signature and Title)*    /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                            (principal executive officer)

Date:  JANUARY 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date:  JANUARY 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date:  JANUARY 18, 2007
       -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.